Basic and Diluted Net (Loss)/ Income Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted loss Per Share
(a)	Basic and diluted net (loss)/income per share
Basic (loss)/income per share and diluted (loss)/income per share have been calculated in accordance with ASC 260 on computation of the (loss)/income per share for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the years ended December 31,
	2019	2020	2021
Numerator:
Net (loss)/income	(574,781)	(394,827)	59,907

Net (loss)/income attributable to ordinary shareholders-Basic and diluted	(574,781)	(394,827)	59,907

Denominator:
Denominator for basic and diluted (loss)/income per share weighted-average ordinary shares outstanding (Note *1 and *2)
Basic	49,364,429	49,430,696	50,022,094
diluted	49,364,429	49,430,696	50,277,973
Basic (loss)/income per share	(11.64)	(7.99)	1.20
Diluted (loss)/income per share	(11.64)	(7.99)	1.19

Denominator for basic and diluted (loss)/income per ADS weighted-average ADS outstanding (Note *3)
Basic	3,526,031	3,530,764	3,573,007
diluted	3,526,031	3,530,764	3,591,284
Basic (loss)/income per ADS	(162.96)	(111.86)	16.80
Diluted (loss)/income per ADS	(162.96)	(111.86)	16.66

Note(*):
(1)	The effects of all outstanding share options of 1,051,152 in 2019 and 372,273 in 2020 have been excluded from the computation of diluted loss per share as their effects would be anti-dilutive.
(2)
Options exercisable for a minimal exercise price are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered contingently issuable shares. Accordingly, the weighted average number of shares of nil, nil and 215,684 related to these options, for which the exercise price is US$0.01 per share, are included in the denominator for the computation of basic net (loss)/income per share for the years ended December 31, 2019, 2020 and 2021, respectively.

(3)
Basic and diluted net (loss)/income per ADS calculation was given the retroactive effect per the subsequent event disclosed in Note 21. The ADS in this Note represents the new ADS ratio of one (1) ADS to fourteen (14) Class A ordinary share.